Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (1,838)	$ 522
Other comprehensive income (loss) before reclassification	2,429	(147)
Amounts reclassified from accumulated other comprehensive income (loss)	(69)	(65)
Total other comprehensive income (loss)	2,360	(212)	$ 2,360
Ending balance		310	522
Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(780)	(763)
Other comprehensive income (loss) before reclassification	17	(73)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Total other comprehensive income (loss)	17	(73)
Ending balance		(836)	(763)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,058)	1,285
Other comprehensive income (loss) before reclassification	2,412	(74)
Amounts reclassified from accumulated other comprehensive income (loss)	(69)	(65)
Total other comprehensive income (loss)	$ 2,343	(139)
Ending balance		$ 1,146	$ 1,285